SCHEDULE OF INVESTMENTS
Thornburg International Equity Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Common Stock — 93.2%
	Banks — 5.4%
	Banks — 5.4%
	BNP Paribas SA	696,455	$ 48,122,422
	HDFC Bank Ltd.	999,280	20,518,481
	ING Groep NV Series N,	2,793,893	41,718,494
	Mitsubishi UFJ Financial Group, Inc.	2,939,663	25,258,168
			135,617,565
	Capital Goods — 15.7%
	Aerospace & Defense — 4.9%
	Rheinmetall AG	157,299	49,837,623
	Safran SA	419,529	73,852,162
	Construction & Engineering — 2.3%
	Ferrovial SE	1,584,423	57,756,075
	Electrical Equipment — 5.7%
	ABB Ltd.	1,666,528	73,909,392
	Schneider Electric SE	345,230	69,279,396
	Industrial Conglomerates — 2.8%
	Hitachi Ltd.	966,087	69,681,594
			394,316,242
	Commercial & Professional Services — 1.4%
	Professional Services — 1.4%
	Recruit Holdings Co. Ltd.	821,131	34,726,271
			34,726,271
	Consumer Discretionary Distribution & Retail — 0.3%
	Broadline Retail — 0.3%
	Alibaba Group Holding Ltd.	672,272	6,508,774
			6,508,774
	Consumer Durables & Apparel — 3.1%
	Household Durables — 2.6%
	Sony Group Corp.	696,709	66,261,473
	Textiles, Apparel & Luxury Goods — 0.5%
	LVMH Moet Hennessy Louis Vuitton SE	15,832	12,821,669
			79,083,142
	Consumer Services — 2.1%
	Hotels, Restaurants & Leisure — 2.1%
	Galaxy Entertainment Group Ltd.	5,046,338	28,273,969
[a,b]	Meituan Class B	2,238,197	23,475,486
			51,749,455
	Consumer Staples Distribution & Retail — 3.6%
	Consumer Staples Distribution & Retail — 3.6%
	Alimentation Couche-Tard, Inc.	458,193	26,982,227
	Seven & i Holdings Co. Ltd.	1,586,610	62,958,035
			89,940,262
	Energy — 5.5%
	Oil, Gas & Consumable Fuels — 5.5%
	Shell plc	965,617	31,766,593
	TotalEnergies SE	1,574,144	107,047,033
			138,813,626
	Financial Services — 4.7%
	Capital Markets — 3.1%
	B3 SA - Brasil Bolsa Balcao	2,918,613	8,732,401
	Hong Kong Exchanges & Clearing Ltd.	2,009,414	68,966,249
	Financial Services — 1.6%
	Edenred SE	228,218	13,640,102
	Fidelity National Information Services, Inc.	432,306	25,968,621

SCHEDULE OF INVESTMENTS, Continued
Thornburg International Equity Fund	December 31, 2023 (Unaudited)

Issuer-Description	SHARES	VALUE
		117,307,373
Food, Beverage & Tobacco — 2.2%
Food Products — 2.2%
Danone SA	289,802	$ 18,773,314
Nestle SA	313,241	36,316,664
		55,089,978
Health Care Equipment & Services — 0.5%
Health Care Equipment & Supplies — 0.5%
Alcon, Inc.	171,821	13,422,657
		13,422,657
Household & Personal Products — 3.5%
Personal Care Products — 3.5%
L’Oreal SA	174,441	86,783,549
		86,783,549
Insurance — 6.5%
Insurance — 6.5%
AIA Group Ltd.	4,904,032	42,737,962
Assicurazioni Generali SpA	1,879,745	39,645,641
NN Group NV	2,076,418	81,948,366
		164,331,969
Materials — 6.4%
Chemicals — 6.4%
Air Liquide SA	262,023	50,944,529
Akzo Nobel NV	344,414	28,447,753
Linde plc	178,867	72,783,849
OCI NV	283,050	8,199,294
		160,375,425
Media & Entertainment — 3.2%
Entertainment — 1.3%
Nexon Co. Ltd.	1,051,178	19,156,042
Nintendo Co. Ltd.	253,907	13,251,784
Interactive Media & Services — 1.9%
Tencent Holdings Ltd.	1,266,550	47,622,345
		80,030,171
Pharmaceuticals, Biotechnology & Life Sciences — 5.3%
Pharmaceuticals — 5.3%
AstraZeneca plc	469,030	63,372,010
Roche Holding AG	242,958	70,629,845
		134,001,855
Semiconductors & Semiconductor Equipment — 4.2%
Semiconductors & Semiconductor Equipment — 4.2%
Disco Corp.	47,511	11,786,772
NVIDIA Corp.	63,034	31,215,697
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	608,526	63,286,704
		106,289,173
Software & Services — 3.4%
Software — 3.4%
Constellation Software, Inc.	16,647	41,273,831
SAP SE	294,321	45,319,244
		86,593,075
Technology Hardware & Equipment — 2.2%
Electronic Equipment, Instruments & Components — 2.2%
Keyence Corp.	126,907	55,911,084
		55,911,084
Telecommunication Services — 2.9%
Diversified Telecommunication Services — 1.9%

SCHEDULE OF INVESTMENTS, Continued
Thornburg International Equity Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Orange SA	4,241,403	$ 48,246,393
	Wireless Telecommunication Services — 1.0%
	Vodafone Group plc	29,064,854	25,399,780
			73,646,173
	Transportation — 3.2%
	Ground Transportation — 3.2%
	Canadian Pacific Kansas City Ltd.	1,016,066	80,330,178
			80,330,178
	Utilities — 7.9%
	Electric Utilities — 5.8%
	Endesa SA	1,932,018	39,372,440
	Enel SpA	7,608,788	56,530,134
	Iberdrola SA	3,798,970	49,781,277
	Multi-Utilities — 2.1%
	E.ON SE	3,912,110	52,473,110
			198,156,961
	Total Common Stock (Cost $1,873,254,839)		2,343,024,958
	Warrant — 0.0%
	Software & Services — 0.0%
	Software — 0.0%
[b,c]	Constellation Software, Inc., 3/31/2040	16,647	1
			1
	Total Warrants (Cost $0)		1
	Short-Term Investments — 6.6%
[d]	Thornburg Capital Management Fund	16,624,924	166,249,238
	Total Short-Term Investments (Cost $166,249,238)		166,249,238
	Total Investments — 99.8% (Cost $2,039,504,077)		$2,509,274,197
	Other Assets Less Liabilities — 0.2%		4,961,945
	Net Assets — 100.0%		$2,514,236,142

Outstanding Forward Currency Contracts To Buy Or Sell At December 31, 2023
Contract Description	Contract Party*	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Euro	BBH	Sell	267,003,200	2/26/2024	295,385,480	$ —	$ (2,549,720)

Net unrealized appreciation (depreciation)							$(2,549,720)

*	Counterparty includes Brown Brothers Harriman & Co. ("BBH").

Footnote Legend
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2023, the aggregate value of these securities in the Fund’s portfolio was $23,475,486, representing 0.93% of the Fund’s net assets.
b	Non-income producing.
c	Security currently fair valued by the Valuation and Pricing Committee.
d	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg International Equity Fund	December 31, 2023 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg International Equity Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-four separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, “Class R5”, and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg International Equity Fund	December 31, 2023 (Unaudited)

Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.
Forward currency contracts are valued by a third-party pricing service provider.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/23	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/23	Dividend Income
Thornburg Capital Mgmt. Fund	$204,881,109	$128,973,034	$(167,604,905)	$-	$-	$166,249,238	$2,589,314